Share Capital (Details)																									6 Months Ended		12 Months Ended
	Mar. 26, 2025 USD ($) $ / shares shares	Dec. 02, 2024 USD ($)	Oct. 03, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($) $ / shares shares	May 20, 2024 USD ($) $ / shares shares	May 17, 2024 USD ($) $ / shares shares	Apr. 26, 2024 USD ($) shares	Apr. 10, 2024 USD ($)	Mar. 27, 2024 USD ($) $ / shares shares	Mar. 05, 2024 USD ($) $ / shares shares	Mar. 04, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Oct. 11, 2023 USD ($) shares	Aug. 14, 2023 USD ($) shares	Jul. 31, 2023 USD ($)	Jul. 26, 2023 USD ($) $ / shares shares	Jun. 06, 2023 USD ($) shares	May 02, 2023 USD ($) $ / shares shares	Jan. 26, 2023 USD ($) shares	Jan. 24, 2023 USD ($) $ / shares	Sep. 22, 2022 USD ($) $ / shares	Sep. 21, 2022 USD ($) $ / shares	Aug. 11, 2022 USD ($) $ / shares	Apr. 22, 2022	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 19, 2023 shares
Share Capital [Line Items]
Stock price (in Dollars per share) | $ / shares																										$ 128.45
Common shares issued (in Shares) | shares											294														35,044				704
Purchase price of per share (in Dollars per share) | $ / shares											$ 256.8
Purchase of warrant (in Shares) | shares											289
Price per share (in Dollars per share) | $ / shares											$ 256.675
Gross proceeds											$ 150,000
Prefunded warrant exercised (in Dollars per share) | $ / shares											$ 0.125
Prefunded warrant
Issued common shares (in Shares) | shares					289																						289
Cancelled common shares (in Shares) | shares							9,500										16
Fair value							$ 1,445,188										$ 200,014	$ 528,315
Issued common shares (in Shares) | shares				12,050
Expenses related to the RSUs as consulting fees				$ 900,000
Debt settlement				647,703				$ 353,159																	$ 21,575	(232,375)	$ 27,554	$ 113,037
Share issuance cost																										$ 584,914	$ 728,056
Fair value replacement to the cancelled shares issued																$ 86,137
Settle the principal amount														$ 328,000
Overdue fees														32,960
Conversion value															$ 360,960
Fair value option agreement													$ 431,149
Weighted average number of ordinary shares outstanding basic (in Shares) | shares																									138,777	30,213	66,688	3,604
General and administrative expenses																									$ 315,859	$ 337,948	$ 1,260,712	$ 323,347
Exercised shares																											12,050	112
Accounting fees																											$ 100,000	$ 100,000
Prepaid expenses																											647,703	647,703
Gain on debt settlement		$ 9,670																									$ 1,205
Reverse stock split																									1-for-40
Subscription price per share (in Dollars per share) | $ / shares	$ 21.875
Gross proceeds	$ 320,000
Weighted average number of common shares outstanding diluted (in Shares) | shares																										30,213
Corbo Capital Inc [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares									2,470	294		224
Purchase price of per share (in Dollars per share) | $ / shares									$ 152.125	$ 210.9		$ 507.5
Purchase of warrant (in Shares) | shares									39,897	298		1,170
Price per share (in Dollars per share) | $ / shares									$ 152	$ 210.775		$ 507.375
Gross proceeds									$ 5,000,000	$ 125,000		$ 708,000
Prefunded warrant exercised (in Dollars per share) | $ / shares						$ 0.125			$ 0.125	$ 0.125		$ 0.125
Prefunded warrant												$ 3,370
Issued common shares (in Shares) | shares										1,170																	1,170
Corbo Capital Inc [Member] | Prefunded Warrants [Member]
Share Capital [Line Items]
Issued common shares (in Shares) | shares																											39,897
DRNK Beverage Corp [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares					1,993	1,993
Purchase price of per share (in Dollars per share) | $ / shares					$ 128.875	$ 128.875
Purchase of warrant (in Shares) | shares					9,646	17,405
Price per share (in Dollars per share) | $ / shares					$ 128.75	$ 128.75
Gross proceeds					$ 1,500,000	$ 2,500,000
Prefunded warrant exercised (in Dollars per share) | $ / shares			$ 0.003		$ 0.125	$ 0.125
Prefunded warrant
Issued common shares (in Shares) | shares						39,714																					39,714
Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares			8,286
Purchase price of per share (in Dollars per share) | $ / shares			$ 31.25
Purchase of warrant (in Shares) | shares			31.247
Gross proceeds			$ 1,500,000
Prefunded warrant exercised (in Dollars per share) | $ / shares			$ 0.003							$ 0.125
Issued common shares (in Shares) | shares			17,405																								17,405
Share issuance cost																											$ 728,056
Halo Collective Inc. (“Halo”) [Member]
Share Capital [Line Items]
Fair value														$ 314,384
Restricted Stock Units [Member[
Share Capital [Line Items]
Common shares issued (in Shares) | shares																		509	336
Fair value of the granted RSUs				1,547,703												$ 86,137		$ 179,037		$ 774,736	$ 168,000	$ 598,321	$ 212,386
Expenses related to the RSUs as consulting fees				$ 900,000																							798,795	$ 1,249,986
Fair value of RSU																		$ 707,352	$ 774,736
Maximum percentage of issued share capital in qualifying ESOP incentives																									20.00%			20.00%
Granted shares				12,050												112		509		336	24	79	16	198
General and administrative expenses																											$ 561,285
Vesting period																								36 months
Market price per share of RSUs granted (in Dollars per share) | $ / shares				$ 128.44												$ 765		$ 1,387.5		$ 2,302.5	$ 7,001.25	$ 7,562.5	$ 12,875
Exercised shares																		509									12,050	336
Cancelled shares																		380
ESOP [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares																		380
Holigen Limited [Member]
Share Capital [Line Items]
Fair value of the granted RSUs				$ 1,547,703
Common Shares [Member]
Share Capital [Line Items]
Stock price (in Dollars per share) | $ / shares
Common shares issued (in Shares) | shares	14,628
Prefunded Warrants [Member]
Share Capital [Line Items]
Issued common shares (in Shares) | shares																											298
Prefunded Warrants [Member] | Corbo Capital Inc [Member]
Share Capital [Line Items]
Issued common shares (in Shares) | shares																											9,646
Prefunded Warrants [Member] | Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Purchase of warrant (in Shares) | shares			39,714
Issued common shares (in Shares) | shares																											39,897
Common Shares [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares													704	465		112